Shareholders equity - Share options (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Shareholders equity
Compensation expenses	€ 4,435,000	€ 6,218,000
Compensation expenses recorded in general and administrative costs	2,580,000	3,331,000
Compensation expenses recorded in research and development costs	€ 1,855,000	€ 2,887,000